Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Oct. 03, 2022	Feb. 23, 2022	Oct. 20, 2020	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2022
Equity, Class of Treasury Stock [Line Items]
Preferred stock share authorized					50,000,000
Preferred stock share par value					$ 0.0001
Common stock, issued and sold		3,880,000
Common stock issued price per share		$ 1.41	$ 4			$ 4
Net proceeds from issuance of common stock and exercise of overallotment		$ 10,000			$ 4,139	$ 14,037
After deduction of underwriting discounts and estimated other offering expenses		$ 900
Repurchase of Common Stock							$ 800
Common stock, shares issued					38,874,146	37,165,196		46,909,420
Proceeds from common stock issuance					$ 4,380	$ 15,000	$ 0
ATM Facility [Member]
Equity, Class of Treasury Stock [Line Items]
Aggregate common stock offering value					$ 50,000
Common stock, shares issued					1,400,000
Proceeds from common stock issuance					$ 3,900
Pre-funded Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.0001						$ 0
Pre-funded Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in shares)		3,880,000
Common Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in shares)		7,760,000
Common Stock Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.41						$ 1.41
Common Stock, Voting Rights		4.99
Common Stock Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Date from which Warrants or Rights Exercisable		Aug. 23, 2027
Common Stock Warrants [Member] | Minimum [Member]
Equity, Class of Treasury Stock [Line Items]
Date from which Warrants or Rights Exercisable		Aug. 23, 2022
Subsequent Event [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock, issued and sold		3,880,000
Net proceeds from issuance of common stock and exercise of overallotment		$ 10,000
After deduction of underwriting discounts and estimated other offering expenses		$ 900
Subsequent Event [Member] | ATM Facility [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock, issued and sold	2,000,000
After deduction of underwriting discounts and estimated other offering expenses	$ 100
Proceeds from common stock issuance				$ 200
Subsequent Event [Member] | ATM Facility [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock shares subscribed but not issued	15,661,000
Subsequent Event [Member] | Pre-funded Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in shares)		3,880,000
Subsequent Event [Member] | Common Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in shares)		7,760,000
Cellectis [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock, issued and sold						1,250,000
Follow-on Public Offering [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock, issued and sold		3,880,000	3,750,000
Common stock issued price per share		$ 1.41
Net proceeds from issuance of common stock and exercise of overallotment		$ 10,000	$ 14,000
Underwriting discounts and commissions			$ 1,000
After deduction of underwriting discounts and estimated other offering expenses		$ 900
Follow-on Public Offering [Member] | Pre-funded Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock issued price per share		$ 1.4099
Follow-on Public Offering [Member] | Pre-funded Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in shares)		3,880,000
Follow-on Public Offering [Member] | Common Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in shares)		7,760,000
Follow-on Public Offering [Member] | Subsequent Event [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock, issued and sold		3,880,000
Net proceeds from issuance of common stock and exercise of overallotment		$ 10,000
After deduction of underwriting discounts and estimated other offering expenses		$ 900
Follow-on Public Offering [Member] | Subsequent Event [Member] | Pre-funded Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in shares)		3,880,000
Follow-on Public Offering [Member] | Subsequent Event [Member] | Common Warrants [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in shares)		7,760,000
Follow-on Public Offering [Member] | Cellectis [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock, issued and sold			1,250,000
Net proceeds from issuance of common stock and exercise of overallotment			$ 5,000
Outstanding obligation paid to parent			$ 14,000